UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2010

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  August 16, 2010

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$5,452,013,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   223069  2824017 SH       Sole                  2414442            409575
Alleghany Corp                 COM              017175100    68590   233855 SH       Sole                   195623             38232
Altera Corporation             COM              021441100   246282  9926739 SH       Sole                  8546249           1380490
American Express               COM              025816109      349     8800 SH       Sole                     8800
Apache Corp                    COM              037411105   113843  1352212 SH       Sole                  1137429            214783
Ascent Media Corporation Cl A  COM              043632108     3107   123010 SH       Sole                   114468              8542
Berkley W R Corp               COM              084423102   158770  6000375 SH       Sole                  5118480            881895
Berkshire Hathaway Class B     COM              084670702      809    10150 SH       Sole                    10150
Borg Warner Inc                COM              099724106     1195    32000 SH       Sole                    32000
Chubb Corp                     COM              171232101      300     6000 SH       Sole                     6000
Cimarex Energy Co              COM              171798101    10066   140625 SH       Sole                   140625
Coca Cola Co                   COM              191216100   286844  5723136 SH       Sole                  4937951            785185
Comcast Corp Cl A              COM              20030N101     3036   174811 SH       Sole                   158138             16673
Comcast Corp Special Cl A      COM              20030N200   309062 18810829 SH       Sole                 16113156           2697673
ConocoPhillips                 COM              20825c104      275     5600 SH       Sole                     5600
DirecTV                        COM              25490a101     1035    30503 SH       Sole                    30503
Discovery Communications Cl A  COM              25470f104     3765   105434 SH       Sole                    95231             10203
Discovery Communications Cl C  COM              25470f302    82838  2678231 SH       Sole                  2376047            302184
Dresser-Rand Group Inc         COM              261608103    65649  2080796 SH       Sole                  1782108            298688
Ecolab Inc                     COM              278865100   245386  5463942 SH       Sole                  4669003            794939
Education Management Corp      COM              28140M103    17404  1141250 SH       Sole                  1020750            120500
Electronic Arts                COM              285512109      193    13400 SH       Sole                    13400
Ensco PLC, ADR                 COM              29358Q109    40682  1035700 SH       Sole                   860300            175400
Fidelity National Information  COM              31620m106    75830  2827379 SH       Sole                  2394465            432914
General Electric Company       COM              369604103      268    18600 SH       Sole                    18600
Kraft Foods Inc                COM              50075n104   173860  6209293 SH       Sole                  5303043            906250
L-3 Communications Holdings In COM              502424104    92345  1303575 SH       Sole                  1140750            162825
Liberty Global Inc A           COM              530555101    44664  1718489 SH       Sole                  1505772            212717
Liberty Global Inc Ser C       COM              530555309   261270 10052720 SH       Sole                  8530718           1522002
Liberty Media Corp Interactive COM              53071M104    33083  3150753 SH       Sole                  2813674            337079
Liberty Media-Starz Series A   COM              53071m708    31188   601613 SH       Sole                   517935             83678
Loews Corp                     COM              540424108   119821  3597140 SH       Sole                  3048440            548700
McDonald's Corp                COM              580135101    64724   982605 SH       Sole                   845830            136775
Microsoft Corp                 COM              594918104   258303 11225683 SH       Sole                  9628155           1597528
Millipore Corp                 COM              601073109    54902   514788 SH       Sole                   478118             36670
Monsanto Co                    COM              61166W101      213     4600 SH       Sole                     4600
National Instruments Corp      COM              636518102    78959  2484555 SH       Sole                  2282167            202388
Nestle S A Rep RG SH ADR       COM              641069406   114900  2373618 SH       Sole                  1986997            386621
Newfield Exploration Co        COM              651290108   195080  3992636 SH       Sole                  3411048            581588
News Corp Ltd Class A          COM              65248E104   170331 14241739 SH       Sole                 12008930           2232809
Noble Energy Inc               COM              655044105   130820  2168401 SH       Sole                  1818752            349649
Praxair Inc                    COM              74005P104   259616  3416446 SH       Sole                  2914753            501693
Progressive Corp               COM              743315103   121343  6481998 SH       Sole                  5574648            907350
SLM Corp                       COM              78442p106      600    57700 SH       Sole                    57700
Schlumberger Limited           COM              806857108      605    10941 SH       Sole                    10941
Teva Pharmaceutical ADR        COM              881624209   102935  1979896 SH       Sole                  1583996            395900
Thermo Fisher Scientific Inc   COM              883556102   121217  2471285 SH       Sole                  2117660            353625
Travelers Companies, Inc.      COM              89417E109      291     5900 SH       Sole                     5900
UnitedHealth Group Inc         COM              91324P102   234202  8246542 SH       Sole                  6985612           1260930
Verisk Analytics Inc Cl A      COM              92345Y106     6976   233300 SH       Sole                   211700             21600
Vodafone Group PLC ADR         COM              92857w209   135576  6559081 SH       Sole                  5556381           1002700
Wal-Mart Stores Inc            COM              931142103   271741  5653033 SH       Sole                  4822528            830505
Waste Management Inc           COM              94106L109   173943  5559053 SH       Sole                  4753397            805656
White Mountains Insurance Grou COM              g9618e107      310      955 SH       Sole                      955
Willis Group Holdings PLC      COM              g96666105   185068  6158655 SH       Sole                  5306040            852615
Yahoo! Inc                     COM              984332106    54483  3936625 SH       Sole                  3497543            439082